Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense for 2015, 2014 and 2013 are presented in the table below.

Income Tax Expense

(Dollars in millions)	2015	2014	2013
Current income tax expense
U.S. federal	$2,387	$443	$180
U.S. state and local	210	340	786
Non-U.S.	561	513	513
Total current expense	3,158	1,296	1,479
Deferred income tax expense (benefit)
U.S. federal	1,964	953	1,575
U.S. state and local	515	136	(160)
Non-U.S.	597	58	1,300
Total deferred expense	3,076	1,147	2,715
Total income tax expense	$6,234	$2,443	$4,194

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the expected U.S. federal income tax expense, calculated by applying the federal statutory tax rate of 35 percent, to the Corporation’s actual income tax expense, and the effective tax rates for 2015, 2014 and 2013 are presented in the table below.

Reconciliation of Income Tax Expense

	2015		2014		2013
(Dollars in millions)	Amount	Percent	Amount	Percent	Amount	Percent
Expected U.S. federal income tax expense	$7,725	35.0%	$2,787	35.0%	$5,156	35.0%
Increase (decrease) in taxes resulting from:
State tax expense, net of federal benefit	471	2.1	309	3.9	407	2.8
Affordable housing credits/other credits	(1,087)	(4.9)	(950)	(11.9)	(863)	(5.8)
Non-U.S. tax rate differential	(559)	(2.5)	(507)	(6.4)	(940)	(6.4)
Tax-exempt income, including dividends	(539)	(2.5)	(533)	(6.7)	(524)	(3.6)
Changes in prior period UTBs, including interest	(85)	(0.4)	(741)	(9.3)	(255)	(1.7)
Non-U.S. tax law changes	289	1.3	—	—	1,133	7.7
Nondeductible expenses	40	0.2	1,982	24.9	104	0.7
Other	(21)	(0.1)	96	1.2	(24)	(0.2)
Total income tax expense	$6,234	28.2%	$2,443	30.7%	$4,194	28.5%

Reconciliation of Change in Unrecognized Tax Benefits
The reconciliation of the beginning unrecognized tax benefits (UTB) balance to the ending balance is presented in the table below.

Reconciliation of the Change in Unrecognized Tax Benefits

(Dollars in millions)	2015	2014	2013
Balance, January 1	$1,068	$3,068	$3,677
Increases related to positions taken during the current year	36	75	98
Increases related to positions taken during prior years (1)	187	519	254
Decreases related to positions taken during prior years (1)	(177)	(973)	(508)
Settlements	(1)	(1,594)	(448)
Expiration of statute of limitations	(18)	(27)	(5)
Balance, December 31	$1,095	$1,068	$3,068

(1)
The sum per year of positions taken during prior years differs from the $85 million, $741 million and $255 million in the Reconciliation of Income Tax Expense table due to temporary items, state items and jurisdictional offsets, as well as the inclusion of interest in the Reconciliation of Income Tax Expense table.

Summary of Income Tax Examinations
The Tax Examination Status table summarizes the status of significant examinations (U.S. federal unless otherwise noted) for the Corporation and various subsidiaries as of December 31, 2015.

Tax Examination Status

	Years under Examination	Status at December 31 2015
U.S.	2010 – 2011	IRS Appeals
U.S.	2012 – 2013	Field examination
New York	2008 – 2014	Field examination
U.K.	2012	Field examination

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Corporation’s net deferred tax assets and liabilities at December 31, 2015 and 2014 are presented in the table below.

Deferred Tax Assets and Liabilities

	December 31
(Dollars in millions)	2015	2014
Deferred tax assets
Net operating loss carryforwards	$9,494	$10,955
Accrued expenses	6,340	6,309
Allowance for credit losses	4,649	5,478
Security, loan and debt valuations	4,101	5,381
Employee compensation and retirement benefits	3,585	3,899
Tax credit carryforwards	2,707	5,614
Available-for-sale securities	152	—
Other	2,333	1,800
Gross deferred tax assets	33,361	39,436
Valuation allowance	(1,149)	(1,111)
Total deferred tax assets, net of valuation allowance	32,212	38,325

Deferred tax liabilities
Equipment lease financing	3,016	3,105
Intangibles	1,306	1,513
Fee income	864	881
Mortgage servicing rights	466	1,094
Long-term borrowings	327	630
Available-for-sale securities	—	828
Other	1,752	2,024
Gross deferred tax liabilities	7,731	10,075
Net deferred tax assets, net of valuation allowance	$24,481	$28,250

Deferred Tax Assets And Related Valuation Allowances Recognized For Net Operating And Other Loss Carryforwards And Tax Credit Carryforwards
The table below summarizes the deferred tax assets and related valuation allowances recognized for the net operating loss (NOL) and tax credit carryforwards at December 31, 2015.

Net Operating Loss and Tax Credit Carryforward Deferred Tax Assets

(Dollars in millions)	Deferred Tax Asset	Valuation Allowance	Net Deferred Tax Asset	First Year Expiring
Net operating losses – U.S.	$2,507	$—	$2,507	After 2027
Net operating losses – U.K.	5,657	—	5,657	None (1)
Net operating losses – other non-U.S.	432	(323)	109	Various
Net operating losses – U.S. states (2)	898	(405)	493	Various
General business credits	2,635	—	2,635	After 2031
Foreign tax credits	72	(72)	—	n/a

(1)	The U.K. net operating losses may be carried forward indefinitely.

(2)	The net operating losses and related valuation allowances for U.S. states before considering the benefit of federal deductions were $1.4 billion and $623 million.
n/a = not applicable

Summary of Tax Credit Carryforwards
The table below summarizes the deferred tax assets and related valuation allowances recognized for the net operating loss (NOL) and tax credit carryforwards at December 31, 2015.

Net Operating Loss and Tax Credit Carryforward Deferred Tax Assets

(Dollars in millions)	Deferred Tax Asset	Valuation Allowance	Net Deferred Tax Asset	First Year Expiring
Net operating losses – U.S.	$2,507	$—	$2,507	After 2027
Net operating losses – U.K.	5,657	—	5,657	None (1)
Net operating losses – other non-U.S.	432	(323)	109	Various
Net operating losses – U.S. states (2)	898	(405)	493	Various
General business credits	2,635	—	2,635	After 2031
Foreign tax credits	72	(72)	—	n/a

(1)	The U.K. net operating losses may be carried forward indefinitely.

(2)	The net operating losses and related valuation allowances for U.S. states before considering the benefit of federal deductions were $1.4 billion and $623 million.
n/a = not applicable